TRANSAMERICA PARTNERS VARIABLE FUNDS

and

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Supplement dated September 14, 2017

to the Prospectus and Statement of Additional Information dated May 1, 2017

Transamerica Partners Balanced Portfolio

Effective September 15, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective September 15, 2017, the Transamerica Partners Balanced Portfolio in which the Balanced Subaccount invests will reorganize into the Class I3 shares of the Transamerica Balanced II Fund, a series of Transamerica Funds.

Accordingly, all references to the Transamerica Partners Balanced Portfolio as the underlying investment of the Balanced Subaccount in the Prospectus and Statement of Additional Information are hereby amended to reflect the Transamerica Balanced II Fund as the underlying investment of the Balanced Subaccount. Additionally, all references to the Transamerica Partners Balanced Portfolio in Appendix B of the Prospectus and in the Statement of Additional Information are hereby deleted.

Furthermore, all references to the Balanced Subaccount in the Prospectus and Statement of Additional Information are hereby replaced with “Balanced II Subaccount.”

Effective September 15, 2017, the following replaces in its entirety the “Balanced Portfolio” definition in the “Glossary” section of the Prospectus:

Balanced II Fund: Transamerica Balanced II Fund, a series of Transamerica Funds.

Effective September 15, 2017, the following replaces in its entirety the estimated fees and expenses information for the “Balanced Portfolio” in the “Total Annual Portfolio/Fund Operating Expenses” section of the Prospectus:

Balanced II Fund*
Management Fees	0.48%
Other Expenses	0.13%(2)
Distribution and Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	None
Total Annual Portfolio/Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	0.11(3)
Net Expenses	0.50%

*The Balanced II Subaccount and the Calvert Series Subaccount are not available to Asset Allocation Funds Subaccounts.

(2)	Other expenses are based on estimates for the current fiscal year.

(3)

Contractual arrangements have been made with the Fund’s investment manager, TAM, through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.40% for High Quality Bond, Inflation-Protected Securities, and Intermediate Bond Funds, 0.60% for High Yield Bond Fund, 0.65% for Large Core and

Large Growth Funds, 0.50% for Large Value Opportunities Fund, 0.85% for Small Cap Core Fund, and 0.50% for Balanced II Fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a Fund during any of the previous 36 months if the Fund’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective September 15, 2017, the following is deleted from the “Transamerica Partners Portfolios” subsection in the “Transamerica Partners Variable Funds” section of the Prospectus:

Variable Funds Subaccount	Series of Transamerica Partners Portfolios
Transamerica Partners Variable Funds Balanced Subaccount	Transamerica Partners Balanced Portfolio

Balanced Portfolio: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.

Effective September 15, 2017, the following is added to the “Transamerica Funds” subsection in the “Transamerica Partners Variable Funds” section of the Prospectus:

Variable Funds Subaccount	Series of Transamerica Funds
Transamerica Balanced II Subaccount	Transamerica Balanced II Fund

Balanced II Fund: Seeks to provide a high total investment return.

Transamerica Partners Government Money Market Portfolio

Effective October 13, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective October 13, 2017, the Transamerica Partners Government Money Market Portfolio in which the Money Market Subaccount invests will reorganize into the Class I3 shares of the Transamerica Government Money Market Fund, a series of Transamerica Funds.

Accordingly, all references to the Transamerica Partners Government Money Market Portfolio as the underlying investment of the Money Market Subaccount in the Prospectus and Statement of Additional Information are hereby amended to reflect the Transamerica Government Money Market Fund as the underlying investment of the Money Market Subaccount. Additionally, all references to the Transamerica Partners Government Money Market Portfolio in Appendix B of the Prospectus and in the Statement of Additional Information are hereby deleted.

Furthermore, all references to the Money Market Subaccount in the Prospectus and Statement of Additional Information are hereby replaced with “Government Money Market Subaccount.”

Effective October 13, 2017, the following replaces in its entirety the “Money Market Portfolio” definition in the “Glossary” section of the Prospectus:

Government Money Market Fund: Transamerica Government Money Market Fund, a series of Transamerica Funds.

Effective October 13, 2017, the following replaces in its entirety the estimated fees and expenses information for the “Money Market Portfolio” in the “Total Annual Portfolio/Fund Operating Expenses” section of the Prospectus:

	Government Money Market Fund
Management Fees	0.25%	(1)
Other Expenses	0.07%	(2)
Distribution and Service (12b-1) Fees	None
Acquired Fund Fees and Expenses	None
Total Annual Portfolio/Fund Operating Expenses	0.32%
Fee Waiver and/or Expense Reimbursement	0.02%	(3)
Net Expenses	0.30%

(1)

Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the Fund’s payment of a single management fee effective March 1, 2016.

(2)	Other expenses are based on estimates for the current fiscal year.

(3)

Contractual arrangements have been made with the Fund’s investment manager, TAM, through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.40% for High Quality Bond, Inflation-Protected Securities, and Intermediate Bond Funds, 0.60% for High Yield Bond Fund, 0.65% for Large Core and Large Growth Funds, 0.50% for Large Value Opportunities Fund, 0.85% for Small Cap Core Fund, 0.50% for Balanced II Fund, and 0.02% for Government Money Market Fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a Fund during any of the previous 36 months if the Fund’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective October 13, 2017, the “Transamerica Partners Portfolios” subsection in the “Transamerica Partners Variable Funds” section of the Prospectus is deleted in its entirety.

Effective October 13, 2017, the following is added to the “Transamerica Funds” subsection in the “Transamerica Partners Variable Funds” section of the Prospectus:

Variable Funds Subaccount	Series of Transamerica Funds
Transamerica Government Money Market Subaccount	Transamerica Government Money Market Fund

Government Money Market Fund: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Transamerica Partners Portfolios

Effective October 13, 2017, all references to the Transamerica Partners Portfolios in the Prospectus and Statement of Additional Information are hereby deleted.

Transamerica Partners Variable Funds Separate Account and Subaccount Name Changes

Effective October 13, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective October 13, 2017, the name of the Transamerica Partners Variable Funds separate account will change to “Transamerica Variable Funds.” Accordingly, all references to the Transamerica Partners Variable Funds in the Prospectus and Statement of Additional Information are hereby replaced with “Transamerica Variable Funds.”

Furthermore, subaccount names have changed as follows:

Former Subaccount Name	New Subaccount Name
Transamerica Partners Balanced Subaccount	Transamerica Balanced II Subaccount
Transamerica Partners Core Bond Subaccount	Transamerica Intermediate Bond Subaccount
Transamerica Partners High Quality Bond Subaccount	Transamerica High Quality Bond Subaccount
Transamerica Partners High Yield Bond Subaccount	Transamerica High Yield Bond Subaccount
Transamerica Partners Inflation-Protected Securities Subaccount	Transamerica Inflation-Protected Securities Subaccount
Transamerica Partners International Equity Subaccount	Transamerica International Equity Subaccount
Transamerica Partners Large Core Subaccount	Transamerica Large Core Subaccount
Transamerica Partners Large Growth Subaccount	Transamerica Large Growth Subaccount
Transamerica Partners Large Value Subaccount	Transamerica Large Value Opportunities Subaccount
Transamerica Partners Money Market Subaccount	Transamerica Government Money Market Subaccount
Transamerica Partners Small Core Subaccount	Transamerica Small Cap Core Subaccount

Please see the prospectus for the Transamerica Balanced II Fund and Transamerica Government Money Market Fund for more information about the funds.

Investors Should Retain this Supplement for Future Reference